Share-Based Compensation	3 Months Ended
Jun. 30, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

10. Share-Based Compensation

In connection with the adoption of ASU 2016-09 on April 1, 2017, the Company changed its accounting policy to record actual forfeitures as they occur, rather than estimating forfeitures by applying a forfeiture rate. This change has been applied on a modified retrospective basis, resulting in a cumulative effect adjustment in the three months ended June 30, 2017, which increased accumulated deficit and additional paid-in-capital by $0.1 million.

The fair value of each share option issued under the Company’s share-based compensation plans was estimated using the Black-Scholes option-pricing model that used the following weighted-average assumptions:

	Three months ended June 30,
	2017	2016
Expected term (in years)	6.1	6.1
Risk-free interest rate	2.1%	1.7%
Expected volatility	40.1%	42.0%
Expected dividend yield	—%	—%
Estimated grant date fair value per ordinary share	$24.42	$8.30

The weighted-average per share fair value of options granted to employees during the three months ended June 30, 2017 and 2016 was $10.26 and $3.55, respectively. As of June 30, 2017, the number of options and awards available for future grant under the 2015 Plan was 6,392,482.

Share option activity under the 2015 Plan and the Historical Plans for the three months ended June 30, 2017 was as follows:

	Number of Awards	Weighted Average Exercise Price (2)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding at March 31, 2017	8,681,261	$9.58	7.44	$111,178
Options granted	265,000	$24.42
Options exercised	(893,689)	$3.85
Options forfeited and cancelled	(249,636)	$17.48
Outstanding at June 30, 2017	7,802,936	$10.51	7.35	$127,006
Exercisable at June 30, 2017	2,736,468	$4.11	5.31	$62,041

(1)

The aggregate intrinsic value was calculated based on the positive difference, if any, between the closing price of our ordinary shares on the NASDAQ Global Select Market on June 30, 2017, and the exercise price of the underlying options.

(2)

Certain of the Company’s option grants have an exercise price denominated in British pounds. The weighted-average exercise price at the end of each reporting period was translated into U.S. dollars using the exchange rate at the end of the period. The weighted-average exercise price for the options granted, exercised, forfeited and expired was translated into U.S. dollars using the exchange rate at the applicable date of grant, exercise, forfeiture or expiration, as appropriate.

The total intrinsic value of options exercised was $20.0 million for the three months ended June 30, 2017. Total cash proceeds from option exercises was $3.4 million for the three months ended June 30, 2017.

As of June 30, 2017, there was approximately $27.8 million of unrecognized share-based compensation related to unvested share-based awards subject to service-based vesting conditions, which is expected to be recognized over a weighted-average period of 3.17 years.

In April 2017, the Company granted restricted share units (RSUs) to one of its directors in the amount of 9,259 which vest over three years on an annual basis. RSU activity under the 2015 Plan for the three months ended June 30, 2017 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value	Intrinsic Value
Unvested restricted share units as of March 31, 2017	28,086	$15.63	$629
Restricted share units granted	9,259	$21.60	200
Restricted share units vested	(2,082)	$10.00	52
Restricted share units canceled	—	$—	—
Unvested restricted share units as of June 30, 2017	35,263	$17.53	$944

As of March 31, 2017, there was approximately $0.4 million of unrecognized share-based compensation expense related to unvested RSUs, which is expected to be recognized over a weighted-average period of 2.03 years.

Share-based compensation expense recognized under the 2015 Plan and the Historical Plans in the accompanying consolidated statements of operations was as follows:

	Three months ended June 30,
	2017	2016
Cost of revenue	$206	$170
Research and development	682	372
Sales and marketing	948	973
General and administrative	810	528
Total share-based compensation expense	$2,646	$2,043

In certain situations, the Board has approved modifications to employee share option agreements, including the removal of exercise restrictions for share options for which the service based vesting has been satisfied which resulted in additional share-based compensation expense. The total modification expense included in the table above for the three months ended June 30, 2017 and 2016 was $0.3 million and $0.1 million, respectively.